Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Materials Portfolio - VIP Materials Portfolio - Initial Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835